SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Advertising, Marketing, and Investor Relations	$ 951,659	$ 982,824	$ 3,287,712	$ 2,140,768
Compliance fees	108,328	54,956	135,635	102,336
Impairment of accounts receivable			198,513
Contract Work	47,082	168,891	114,429	299,866
Other	330,335	266,242	501,767	537,780
Office and Miscellaneous Expenses	$ 1,437,404	$ 1,472,913	$ 4,238,056	$ 3,080,750